Related parties - Additional Information (Detail) - Atlas Venture Life Science Advisors, LLC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party transaction expenses	$ 0.1	$ 0.2
Related party account payable	$ 0.0	$ 0.1